STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
General and administrative	$ 14,547	$ 9,426	$ 14,971	$ 14,326	$ 41,119	$ 20,469
TOTAL OPERATING EXPENSES	14,547	9,426	14,971	14,326	41,119	20,469
NET LOSS	$ (14,547)	$ (9,426)	$ (14,971)	$ (14,326)	$ (41,119)	$ (20,469)
LOSS PER COMMON SHARE - BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	64,242,500	64,242,500	64,242,500	64,242,500	64,242,500	64,242,500